ORGANIZATION AND NATURE OF OPERATIONS (Details)	1 Months Ended	6 Months Ended
	Oct. 23, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity, Terms of Arrangements		the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Beijing Bhd Petroleum Technology Co Ltd [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		51.00%
Paid In Capital			¥ 200,000
Remaining Paid In Capital		$ 4,778,992	33,300,000
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital			50,000,000
Paid In Capital		$ 2,975,748	20,735,000
Qing Hai BHD New Energy Technology Co Ltd [Member]
Capital			50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	55.00%	75.00%
Paid In Capital		$ 602,756	4,200,000
Equity Method Investment, Ownership Percentage	10.00%
Individuals [Member]
Remaining Paid In Capital		$ 1,793,916	¥ 12,500,000